Basis of preparation (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2017	Dec. 31, 2016
Basis of preparation
Deferred income - current - prior to change	€ 16,509
Deferred income - current - restated	14,696	[1]	€ 18,791	€ 17,822
Reclassified non-current deferred maintenance revenue	1,813
Deferred income - non-current - prior to change	92
Deferred income - non-current - restated	€ 1,905	[1]	€ 5,040	€ 3,588

[1]	* The year 2015 has been restated to reflect the reclassification of the long-term deferred income. See note 2 for more information.